Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			216 Months Ended	276 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of incentive compensation to acquire shares, maximum	50.00%
Percentage of discount rate to market value on the incentive compensation	20.00%
Company normal retirement age	62 years
Common stock price	$ 171.87			$ 171.87	$ 171.87
Aggregate intrinsic values of options exercised	$ 12,395	$ 13,247	$ 22,571
Aggregate intrinsic values for options outstanding	15,977			$ 15,977	$ 15,977
Aggregate intrinsic values for options exercisable	$ 15,750			$ 15,750	$ 15,750
Awards available for grant	792,000			792,000	792,000
Additional shares issuance under the plan			800,000
Texas Industries Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options issued to former option holders	821,282
Number of options issued per single option	0.7
Employee stock options expiration period	90 days
Options granted in 2015 and 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options expiration date	10 years
Options granted prior to 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options expiration date	8 years
Incentive Compensation Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of stock awards, granted	$ 212.12	$ 208.68	$ 124.41
Aggregate intrinsic values for stock awards	$ 234			$ 234	$ 234
Common stock price	$ 171.87			$ 171.87	$ 171.87
Aggregate intrinsic values of stock awards, distributed	$ 1,662	$ 2,601	$ 1,941
Awards granted	18,180
Restricted Stock - Service Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of stock awards, granted	$ 211.03	$ 213.76	$ 128.48
Awards granted	64,352
Restricted Stock - Performance Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of stock awards, granted	$ 212.12	$ 207.73	$ 124.41
Awards granted	37,138
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic values for stock awards	$ 73,919			$ 73,919	$ 73,919
Aggregate intrinsic values of stock awards, distributed	22,985	$ 15,771	$ 9,738
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Excess tax benefits for stock options exercised	$ 1,741	$ 3,483	$ 4,238
Common stock issued under the plan	0	0	0
Legacy TXI plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards available for grant	0			0	0
Shareholder Value Achievement Plan (1996)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance						250,000
Common stock issued under the plan					42,025
Awards granted				0
Directors' Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	300,000			300,000	300,000
Common stock issued under the plan	3,105	2,132	3,699